SHORT-TERM AND LONG-TERM DEBTS - Additional Information (Details)	Dec. 31, 2024	Dec. 31, 2023
SHORT-TERM AND LONG-TERM DEBTS
Weighted average interest rate for outstanding debts	7.50%	2.98%